RELATED PARTY TRANSACTIONS - DMSH Member Tax Distributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Tax distributions to members	$ 0.2	$ 0.2